TRADE AND OTHER RECEIVABLES (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Trade and other current receivables [abstract]
Accrued interest income	$ 12,680	$ 10,104
R&D tax incentive receivable	3,125,775	3,022,673
Goods and services tax receivable	13,955	2,796
Total Trade and Other Receivables	$ 3,152,410	$ 3,035,573